Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	October 2012
Payment Date	11/15/2012
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,802,611.71

Principal:
Principal Collections	$18,203,506.95
Prepayments in Full	$8,829,705.92
Liquidation Proceeds	$467,937.57
Recoveries	$53,737.72
Sub Total	$27,554,888.16
Collections	$29,357,499.87

Purchase Amounts:
Purchase Amounts Related to Principal	$599,914.11
Purchase Amounts Related to Interest	$3,782.62
Sub Total	$603,696.73

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,961,196.60

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	October 2012
Payment Date	11/15/2012
Transaction Month	28
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$29,961,196.60
Servicing Fee	$419,441.23	$419,441.23	$0.00	$0.00	$29,541,755.37
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,541,755.37
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$29,541,755.37
Interest - Class A-3 Notes	$131,572.87	$131,572.87	$0.00	$0.00	$29,410,182.50
Interest - Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$29,156,276.50
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,156,276.50
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$29,069,895.33
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,069,895.33
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$29,007,085.58
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,007,085.58
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$28,926,362.58
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,926,362.58
Regular Principal Payment	$25,345,405.58	$25,345,405.58	$0.00	$0.00	$3,580,957.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,580,957.00
Residuel Released to Depositor	$0.00	$3,580,957.00	$0.00	$0.00	$0.00
Total		$29,961,196.60

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$25,345,405.58
Total					$25,345,405.58
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,345,405.58	$53.54	$131,572.87	$0.28	$25,476,978.45	$53.82
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$25,345,405.58	$18.26	$615,392.79	$0.44	$25,960,798.37	$18.71

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	October 2012
Payment Date	11/15/2012
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$161,109,639.88	0.3403245	$135,764,234.30	0.2867855
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$449,179,639.88	0.3236701	$423,834,234.30	0.3054067

Pool Information
Weighted Average APR	4.130%	4.136%
Weighted Average Remaining Term	34.35	33.65
Number of Receivables Outstanding	37,751	36,606
Pool Balance	$503,329,472.03	$474,945,414.32
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$449,179,639.88	$423,834,234.30
Pool Factor	0.3271926	0.3087413

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$51,111,180.02
Targeted Overcollateralization Amount	$51,111,180.02
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$51,111,180.02

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	October 2012
Payment Date	11/15/2012
Transaction Month	28

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		120	$282,993.14
(Recoveries)		157	$53,737.72
Net Losses for Current Collection Period			$229,255.42
Cumulative Net Losses Last Collection Period			$9,687,088.02
Cumulative Net Losses for all Collection Periods			$9,916,343.44

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.55%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.42%	766	$11,493,972.17
61-90 Days Delinquent	0.26%	77	$1,236,980.22
91-120 Days Delinquent	0.06%	19	$269,631.00
Over 120 Days Delinquent	0.26%	81	$1,245,182.06
Total Delinquent Receivables	3.00%	943	$14,245,765.45

Repossession Inventory:
Repossessed in the Current Collection Period		34	$614,558.82
Total Repossessed Inventory		44	$787,456.68

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6764%
Preceding Collection Period			0.7952%
Current Collection Period			0.5624%
Three Month Average			0.6780%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4402%
Preceding Collection Period			0.4689%
Current Collection Period			0.4835%
Three Month Average			0.4642%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer